Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
Prospectus Date	rr_ProspectusDate	Oct. 26, 2016
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2016